Share capital and premium related to the share capitals (Tables)	6 Months Ended
Jun. 30, 2020
Text block1 [abstract]
Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2019	2,765	828,525	42,430,069	0.05
Capital Increase	1	—	15,600	—
Exercise of share warrants, employee warrants and stock options	—	—	—	—
Non-cash stock based compensation expense	—	6,302	—	—

Balance as of June 30, 2019	2,766	834,830	42,445,669	0.05

Balance as of January 1, 2020	2,767	843,478	42,465,669	0.05
Exercise of share warrants, employee warrants and stock options	1	—	20,464	—
Non-cash stock based compensation expense	—	5,844	—	—
Other movements	—	—	—	—

Balance as of June 30, 2020	2,768	849,322	42,486,133	0.05